Note 9 - Taxes on Income - Schedule of Operating Losses (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
CANADA
Operating Loss	$ 139,991	$ 220,862	$ 115,137
GREECE
Operating Loss	$ 21,494	$ 51,343	$ 158,531